SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2014
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY

NOTE 8   -   SHAREHOLDERS' EQUITY

A.      Rights of Shares:

Holders of ordinary shares are entitled to participate equally in the payment of cash dividends and bonus shares (stock dividends) and, in the event of the liquidation of the Company, in the distribution of assets after satisfaction of liabilities to creditors. Each ordinary share is entitled to one vote on all matters to be voted on by shareholders.

B.      Share Repurchase:

On March 24, 2014, the Company announced a $12 million share repurchase program, which is planned to be executed by the first half of 2015.

Through December 31, 2014, the Company repurchased 639,831 ordinary shares for an aggregate amount of $ 6,726.

C.      Employee Incentive Plans:

The Company's Board of directors approves, from time to time, employee incentive plans, the last of which was approved in October 2007. Employee incentive plans include stock options, restricted stock units and restricted stock awards.

Stock Options

The following table summarizes the effects of stock-based compensation resulting from the application of ASC 718 included in the Statements of Operations as follows:

	Year ended December 31,
	2 0 1 4	2 0 1 3	2 0 1 2
Cost of Revenues:
Products	$375	$310	$305
Services	178	140	106
Research and Development expenses	870	881	923
Sales and Marketing expenses	446	576	497
General and Administration expenses	255	188	96
Total	$2,124	$2,095	$1,927

Stock options usually vest over four years and their term may not exceed 10 years. The exercise price of each option is usually the market price of the underlying share at the date of each grant.

Through December 31, 2014, 10,734,967 share options have been issued under the plans, of which 4,821,679 options have been exercised, 4,378,646 options have been cancelled, and 644,685 options were exercisable as of December 31, 2014.

The weighted average fair value (in dollars) of the options granted during 2014, 2013 and 2012, according to Black-Scholes option-pricing model, amounted to $4.31, $4.93 and $5.32 per option, respectively. Fair value was determined on the basis of the price of the Company's share.

Summary of the status of the Company's share option plans as of December 31, 2014, 2013 and 2012, as well as changes during each of the years then ended, is presented below:

	2 0 1 4		2 0 1 3		2 0 1 2
	Share	Weighted average exercise	Share	Weighted average exercise	Share	Weighted average exercise
	options	price	options	Price	options	price

Outstanding - beginning of year	1,707,702	7.48	1,844,347	5.75	1,575,814	4.84
Granted	392,879	10.77	383,537	8.87	452,494	7.98
Exercised	473,616	5.48	513,896	2.34	131,922	2.03
Cancelled	92,323	8.09	6,286	5.73	52,039	7.1
Outstanding - year end	1,534,642	8.9	1,707,702	7.48	1,844,347	5.75

Options exercisable at year-end	644,685	8.11	738,915	6.35	867,134	3.86

The following table summarizes information about share options outstanding as of December 31, 2014:

Outstanding as of				Exercisable as of
December 31, 2014				December 31, 2014
Range of exercise prices	Number outstanding	Weighted average remaining contractual life	Weighted average exercise price	Number exercisable	Weighted average exercise price
(US dollars)		(in years)	(US dollars)		(US dollars)

0.93-1.25	19,983	4.37	1.23	19,983	1.23
4.20-6.70	79,298	4.80	5.96	70,531	5.89
7.40-7.91	288,577	4.63	7.81	163,166	7.80
8.38-8.89	609,882	4.81	8.61	296,413	8.51
9.04-9.58	62,989	5.15	9.07	15,429	9.07
10.08-11.67	473,913	5.94	10.73	79,163	10.80
	1,534,642			644,685

                  Unrecognized compensation expense

As of December 31, 2014, there was $1,877 of total unrecognized compensation cost related to non-vested employee options and $619 of total unrecognized compensation cost related to non-vested employee RSUs. These costs are generally expected to be recognized over a period of four years.

Restricted Share Units

Restricted Share Units (“RSU”) grants are rights to receive shares of the Company's common stock on a one-for-one basis and vest 25% on each of the first, second, third and fourth anniversaries of the grant date and are not entitled to dividends or voting rights, if any, until they are vested. The fair value of the RSU awards is being recognized on a straight-line basis over vesting period. As of December 31, 2014, 451,647 RSU's, had been issued, 343,718 RSU's had been vested, 9,609 had been cancelled. As of December 31, 2013, 406,940 RSU's, had been issued, 320,973 RSU's had been vested, 5,442 had been cancelled. As of December 31, 2012, 346,619 RSU's, had been issued, 236,224 RSU's had been vested, 3,425 had been cancelled.